Summary of Accounting Principles (Long-Term Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, net	$ 1,372	$ 1,032
Percentage Long Term Receivables High Credit Risk	13.00%	9.00%
Financing Receivable, Reserve for Credit Losses and Exposure, Individually Evaluated For Impairment	$ 18	$ 10
Long-term Trade Accounts Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, net	903	651
Notes and Leases Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, net	$ 469	$ 381